Employee benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Classes of employee benefits expense [Line items]
Selling, general and administrative expenses	€ 4,763	€ 4,496	€ 13,492	€ 10,775
Research & Development expenses	4,221	3,517	11,286	9,009
Total employee benefits	4,647	3,576	13,066	7,965
Employee benefits expense
Classes of employee benefits expense [Line items]
Selling, general and administrative expenses	2,055	1,336	5,384	2,598
Research & Development expenses	2,592	2,240	7,682	5,367
Total employee benefits	€ 4,647	€ 3,576	€ 13,066	€ 7,965